Balances and Transactions with Related Parties - Information about Related Party (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SGE [member] | Additional Injection of natural gas scheme [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[1],[2]	$ 12,607	$ 26,223	$ 26,978
Income / (Costs)	[1],[2]	0
SGE [member] | Natural gas production [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[3]	3,330	3,416	1,211
Income / (Costs)	[2],[3]	3,992	5,684	1,376
SGE [member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[4]	228	155	282
Income / (Costs)	[2],[4]	234	657	347
SGE [member] | Bottle to bottle program [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[5]	240	166	192
Income / (Costs)	[2],[5]		7	107
SGE [member] | Distribution service of natural gas and undiluted propane gas through networks [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[6]	625	475
Income / (Costs)	[2],[6]	150	475
SGE [member] | Natural gas piping distribution service licensed companies [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[7]	440	172	1,255
Income / (Costs)	[2],[7]	845	995	3,447
SGE [member] | Temporary economic assistance to metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[8]	6,126	4,417	3,535
Income / (Costs)	[2],[8]		361	4,149
Ministry of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[9]	2,802	2,056	3,044
Income / (Costs)	[2],[9]	4,515	5,923	9,192
Secretariat of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[10]	0
Income / (Costs)	[2],[10]		688
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[11]	7,098	627	3,822
Income / (Costs)	[11]	26,054	6,650	18,029
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[12]	(983)	386	(444)
Income / (Costs)	[12]	(5,678)	(3,778)	(3,272)
IEASA [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[13]	5,998	5,041	4,326
Income / (Costs)	[13]	10,992	11,994	7,600
IEASA one [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[14]	(2,640)	(505)	(745)
Income / (Costs)	[14]	(1,650)	(462)	(1,156)
Aerolineas Argentinas SA and Austral Lineas Aereas Cielos del Sur SA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[15]	6,009	5,033	3,454
Income / (Costs)	[15]	4,641	$ 16,036	8,710
Aerolineas Argentinas Sa And Austral Lineas Aereas Cielos Del Sur Sa [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[16]	0
Income / (Costs)	[16]			$ (21)
ANSES [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[17]	0
Income / (Costs)	[17]	$ 1,539

[1]	Benefits for the Stimulus Programs for the Additional Injection of Natural Gas.
[2]	Income recognized under the guidelines of IAS 20.
[3]	Benefits for the Stimulus Program for Investments in Natural Gas Production Developments from Non-Conventional Reservoirs.
[4]	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
[5]	Benefits for the Household Program.
[6]	Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks.
[7]	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
[8]	Procedure to compensate the payment of the accumulated daily differences on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas. As of December 31, 2020, 1,887 have been charged to provision and 4,239 are disclosed net of liabilities with other natural gas producing companies. See Note 34.f.
[9]	The compensation for providing diesel to public transport of passengers at a differential price.
[10]	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
[11]	The provision of fuel oil and natural gas.
[12]	Purchases of energy. As of December 31, 2019, the Group had a credit balance for energy purchases.
[13]	Sale of natural gas and provision of regasification service in the regasification projects of LNG in Escobar. Likewise, for the ten months period as of October 31, 2018 it also included the regasification projects of LNG in Bahía Blanca.
[14]	The purchase of natural gas and crude oil.
[15]	The provision of jet fuel.
[16]	The purchase of miles for the YPF Serviclub program.
[17]	Income recognized by the Work and Production Assistance Program received in benefit of AESA and OPESSA.